CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
NET SALES	$ 1,219,650	$ 1,217,588
Cost of sales	(257,034)	(320,836)
Gross profit	962,616	896,752
General and administrative expenses	(598,610)	(373,898)
Research and development expenses	(182,309)	(42,704)
Selling and marketing expenses	(267,206)	(168,014)
Operating income (loss)	(85,509)	312,136
Other income (expenses)
Other income (expenses)	(424)	303
Gain on disposal a subsidiary	0	3,127
Subsidy income	2,298	0
Interest income	2,451	605
Interest expense	(6,115)	(20,076)
Total other income (expenses), net	(1,790)	(16,041)
Income (loss) before income taxes	(87,299)	296,095
Income tax expense	0	15,912
Net income (loss)	(87,299)	280,183
Other comprehensive income (loss)
Foreign currency translation adjustment	(14,229)	8,701
Comprehensive income (loss)	$ (101,528)	$ 288,884
(Loss) earnings per share - Basic and diluted (cents)	$ (0.052)	$ 0.173
Weighted average number of shares - Basic and diluted*	166,881,967	161,500,000